Capital Lease Obligations	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations
14.	Capital Lease Obligations

Certain computer and network equipment and fiber optic cables were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB’000	US$’000

2012	32,728	5,200
2013	28,014	4,451
2014	30,151	4,791
2015	24,785	3,938

Total minimum lease payments	115,678	18,380
Less: amount representing interest	(15,770)	(2,506)

Present value of remains minimum lease payments	99,908	15,874

Respective leases had weighted average interest rates of 8.03% and 7.56% for the years ended December 31, 2010 and 2011, respectively.